Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.22%
Australia–4.73%
ALS Ltd.	6,651,637	$50,429,327
Ansell Ltd.	1,841,220	51,663,862
Bravura Solutions Ltd.(a)	23,290,159	53,623,851
carsales.com Ltd.	3,460,212	51,761,333
Cochlear Ltd.	667,730	100,427,390
IPH Ltd.(a)	14,550,983	70,184,268
		378,090,031
Brazil–1.75%
Odontoprev S.A.(a)	29,603,100	76,667,019
Pet Center Comercio e Participacoes S.A.	3,990,442	15,680,539
TOTVS S.A.	9,215,137	47,832,345
		140,179,903
Canada–1.97%
Altus Group Ltd.	1,077,580	41,249,299
Descartes Systems Group, Inc. (The)(b)	1,188,064	72,449,838
Morneau Shepell, Inc.	1,776,817	43,532,885
		157,232,022
Denmark–3.04%
Chemometec A/S	618,580	51,365,015
Chr. Hansen Holding A/S(b)	1,125,795	101,722,843
SimCorp A/S	691,470	89,630,398
		242,718,256
Finland–0.68%
Nokian Renkaat OYJ	1,483,785	54,426,156
France–2.56%
Alten S.A.(b)	893,977	94,396,281
Gaztransport Et Technigaz S.A.	715,329	65,255,709
Interparfums S.A.(b)	482,077	25,759,909
Neurones	631,238	18,001,636
Vetoquinol S.A.	12,466	1,303,469
		204,717,004
Germany–9.00%
Amadeus Fire AG(a)(b)	316,033	43,410,933
Carl Zeiss Meditec AG, BR	1,488,771	233,036,921
Fielmann AG(b)	373,063	32,423,181
FUCHS PETROLUB SE, Preference Shares	1,209,319	68,840,685
Nemetschek SE	973,680	68,790,613
New Work SE	184,648	51,123,620
Sartorius AG, Preference Shares	178,477	88,974,909
STRATEC SE	291,151	47,969,083
Symrise AG	684,430	85,278,445
		719,848,390
Iceland–2.59%
Marel HF(c)	11,065,504	72,468,699
Ossur HF	18,311,738	134,397,206
		206,865,905
Shares		Value
India–1.37%
AIA Engineering Ltd.	1,351,050	$36,088,696
Larsen & Toubro Infotech Ltd.(c)	1,347,093	73,084,278
		109,172,974
Ireland–0.64%
ICON PLC(b)	250,061	50,964,932
Israel–2.55%
Nice Ltd., ADR(b)	780,903	204,034,336
Italy–3.50%
DiaSorin S.p.A.	391,605	85,798,673
GVS S.p.A.(b)(c)	2,390,192	43,351,550
Interpump Group S.p.A.	896,242	40,260,303
Recordati Industria Chimica e Farmaceutica S.p.A.	1,221,433	63,288,482
Tinexta S.p.A.(b)	2,008,698	47,494,904
		280,193,912
Japan–21.01%
Ariake Japan Co. Ltd.	1,610,100	104,594,967
As One Corp.	339,663	49,620,937
Azbil Corp.	3,091,000	157,142,631
Benefit One, Inc.	1,990,300	56,459,554
Daifuku Co. Ltd.	1,374,100	156,091,470
Disco Corp.	167,100	54,202,786
Eiken Chemical Co. Ltd.	2,086,400	45,710,768
Fujitec Co. Ltd.	1,482,600	32,598,954
Fukui Computer Holdings, Inc.	972,700	34,972,755
Infomart Corp.	4,351,400	37,146,098
Japan Elevator Service Holdings Co. Ltd.	2,958,800	69,793,274
Mani, Inc.	1,220,000	32,342,217
Meitec Corp.	1,396,986	73,430,154
MISUMI Group, Inc.	1,184,900	38,643,882
MonotaRO Co. Ltd.	1,875,010	93,982,023
NSD Co. Ltd.	2,104,900	40,200,898
OBIC Business Consultants Co. Ltd.	1,640,500	104,404,464
Obic Co. Ltd.	841,800	157,557,711
SCSK Corp.	948,500	52,874,326
TechnoPro Holdings, Inc.	927,400	71,097,867
TKC Corp.	426,300	28,101,874
Trend Micro, Inc.(b)	1,212,144	66,556,978
Tsuruha Holdings, Inc.	272,600	36,180,327
USS Co. Ltd.	4,317,248	86,649,965
		1,680,356,880
Jersey–0.70%
JTC PLC(c)	690,649	5,726,229
Sanne Group PLC	6,636,506	50,261,121
		55,987,350
Netherlands–2.01%
IMCD N.V.	926,679	114,829,148
Intertrust N.V.(b)(c)	2,992,937	45,749,013
		160,578,161

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
New Zealand–0.88%
Fisher & Paykel Healthcare Corp. Ltd.	2,848,208	$70,742,328
Norway–0.75%
TGS NOPEC Geophysical Co. ASA	4,490,615	59,721,061
Spain–0.57%
Applus Services S.A.(b)	4,537,216	45,409,145
Sweden–9.82%
AddTech AB, Class B	3,283,343	43,627,493
Alfa Laval AB(b)	2,567,673	67,392,465
Biotage AB(b)	2,392,572	40,322,731
Bravida Holding AB(c)	4,684,784	56,365,098
Elekta AB, Class B	4,463,526	64,341,509
Epiroc AB, Class A	2,123,101	40,751,308
Fortnox AB	1,094,347	53,579,363
Hexpol AB	7,075,045	77,503,748
Karnov Group AB	3,316,419	21,614,217
Lifco AB, Class B	540,187	49,729,895
Loomis AB	3,159,722	80,998,233
MIPS AB(c)	700,968	41,521,209
Mycronic AB	1,467,283	41,156,801
Sdiptech AB, Class B(a)(b)	2,490,923	80,144,225
Vitec Software Group AB, Class B	723,578	25,929,096
		784,977,391
Switzerland–11.29%
Belimo Holding AG	13,051	100,664,815
Bossard Holding AG, Class A	246,990	56,528,118
dormakaba Holding AG	130,037	77,994,932
Forbo Holding AG	29,151	49,583,769
Interroll Holding AG	10,388	34,225,543
Kardex Holding AG	335,135	74,151,104
LEM Holding S.A.	34,096	69,815,318
Partners Group Holding AG	195,188	230,869,592
Tecan Group AG, Class R	228,857	110,966,584
VAT Group AG(b)(c)	113,519	31,624,915
VZ Holding AG	784,864	66,194,214
		902,618,904
Shares		Value
United Kingdom–17.00%
Abcam PLC	4,527,552	$103,076,403
Ascential PLC(b)	9,084,707	41,131,231
Ashmore Group PLC	12,548,016	77,458,429
AVEVA Group PLC	442,453	22,027,868
Croda International PLC	1,819,868	156,616,170
Diploma PLC	3,069,891	97,405,217
FDM Group Holdings PLC	3,514,859	48,535,709
Halma PLC	3,245,779	109,701,013
Howden Joinery Group PLC(b)	6,032,186	55,443,385
IMI PLC	4,113,084	70,111,213
Intertek Group PLC	741,950	56,033,397
Johnson Service Group PLC(a)(b)	27,184,587	49,247,046
Moneysupermarket.com Group PLC	13,248,853	48,450,793
Ocado Group PLC(b)	3,020,699	114,802,037
Restore PLC(a)(b)	10,634,428	51,630,612
Rotork PLC	11,224,677	49,972,511
Spirax-Sarco Engineering PLC	752,102	114,076,628
Victrex PLC	2,927,089	93,887,091
		1,359,606,753
United States–0.81%
Bruker Corp.	1,125,421	65,150,622
Total Common Stocks & Other Equity Interests (Cost $4,936,261,160)		7,933,592,416
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	26,049,751	26,049,751
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(a)(d)	18,592,753	18,600,189
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	29,771,144	29,771,144
Total Money Market Funds (Cost $74,421,084)		74,421,084
TOTAL INVESTMENTS IN SECURITIES—100.15% (Cost $5,010,682,244)		8,008,013,500
OTHER ASSETS LESS LIABILITIES–(0.15)%		(11,745,011)
NET ASSETS–100.00%		$7,996,268,489
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,277,690	$108,003,170	$(121,231,109)	$-	$-	$26,049,751	$1,422
Invesco Liquid Assets Portfolio, Institutional Class	28,049,904	77,145,121	(86,593,650)	2,540	(3,726)	18,600,189	3,937
Invesco Treasury Portfolio, Institutional Class	44,888,789	123,432,194	(138,549,839)	-	-	29,771,144	911
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Other Affiliates:
Amadeus Fire AG	$27,870,081	$6,264,247	$-	$9,276,605	$-	$43,410,933	$-
Bravura Solutions Ltd.	40,415,125	9,363,919	-	3,844,807	-	53,623,851	-
IPH Ltd.	58,796,540	9,348,670	-	2,039,058	-	70,184,268	-
Johnson Service Group PLC	28,576,830	9,067,997	(4,469,649)	15,991,000	80,868	49,247,046	-
Odontoprev S.A.	61,975,106	3,559,403	-	11,132,510	-	76,667,019	808,493
Restore PLC	37,754,427	7,687,304	-	6,188,881	-	51,630,612	-
Sdiptech AB, Class B	44,803,829	-	-	35,340,396	-	80,144,225	-
Total	$412,408,321	$353,872,025	$(350,844,247)	$83,815,797	$77,142	$499,329,038	$814,763

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $369,890,991, which represented 4.63% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$378,090,031	$—	$378,090,031
Brazil	140,179,903	—	—	140,179,903
Canada	157,232,022	—	—	157,232,022
Denmark	—	242,718,256	—	242,718,256
Finland	—	54,426,156	—	54,426,156
France	—	204,717,004	—	204,717,004
Germany	—	719,848,390	—	719,848,390
Iceland	—	206,865,905	—	206,865,905
India	—	109,172,974	—	109,172,974
Ireland	50,964,932	—	—	50,964,932
Israel	204,034,336	—	—	204,034,336
Italy	—	280,193,912	—	280,193,912
Japan	—	1,680,356,880	—	1,680,356,880
Jersey	—	55,987,350	—	55,987,350
Netherlands	—	160,578,161	—	160,578,161
New Zealand	—	70,742,328	—	70,742,328
Norway	—	59,721,061	—	59,721,061
Spain	—	45,409,145	—	45,409,145
Sweden	—	784,977,391	—	784,977,391
Switzerland	—	902,618,904	—	902,618,904
United Kingdom	—	1,359,606,753	—	1,359,606,753
United States	65,150,622	—	—	65,150,622
Money Market Funds	74,421,084	—	—	74,421,084
Total Investments	$691,982,899	$7,316,030,601	$—	$8,008,013,500
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Small-Mid Company Fund